UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

 INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

 New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

 Pomona Management LLC

780 Third Avenue, 46th Floor

 New York, NY 10017

(Name and address of agent for service)

registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 - September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM	1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

POMONA INVESTMENT FUND

SEMI-ANNUAL

September 30, 2023

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (2.16%)
Blue Owl GP Stakes V Nimbus Cayman (B), L.P.(d)	North America	09/10/2021	$8,381,157
Blue Owl GP Stakes V Nimbus U.S. (A), LLC(d)	North America	09/10/2021	1,790,970
BSV Opportunities B, F.C.R.E(d)	Europe	12/16/2021	5,042,604
Investcorp Aspen Offshore Fund, L.P.	Rest of World	07/01/2019	9,822,727
Roark Capital Partners II Sidecar, L.P.(d)	North America	10/18/2018	1,744,797
Total Direct Investments/Co-Investments			26,782,255

Primary Investments (4.01%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.	Europe	04/11/2019	3,318,960
Accel-KKR Capital Partners VII, L.P.(d)	North America	12/16/2022	–
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	821,801
Berkshire Fund X-A, L.P.	North America	09/22/2020	5,639,727
Blue Owl GP Stakes V Offshore Investors, L.P.	North America	09/20/2021	1,601,157
BPEA EQT Mid-Market Growth Partnership, SCSp(d)	Europe	06/07/2023	98,252
CB Offshore Equity X, L.P.	North America	11/20/2020	2,446,063
Clearlake Capital Partners VII (USTE), L.P.	North America	09/17/2021	2,989,387
Genstar Capital Partners X, L.P.(d)	North America	04/01/2021	3,690,629
Genstar Capital Partners XI, L.P.(d)	North America	04/26/2023	–
Green Equity Investors Side IX, L.P.(d)	North America	03/01/2022	61,259
Halifax Capital Partners V, L.P.(d)	North America	09/30/2023	–
Hellman & Friedman Capital Partners IX (Parallel), L.P.	North America	09/28/2018	2,727,007
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	3,938,755
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)	North America	12/16/2022	–
Norwest Mezzanine Partners V-A, L.P.(d)	North America	09/30/2023	–
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	6,238,636
Roark Capital Partners VI (TE), L.P.(d)	North America	01/28/2022	2,003,633
TA XIV-B, L.P.	North America	05/27/2021	3,208,409
TA XV-B, L.P.(d)	North America	04/27/2023	–
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	3,958,190
The Veritas Capital Fund VIII, L.P.	North America	03/16/2022	3,120,080
Thoma Bravo Explore Fund II-A, L.P.(d)	North America	02/03/2022	–
Thoma Bravo Fund XV-A, L.P.	North America	02/03/2022	3,257,593
Vista Equity Partners Fund VIII-A, L.P.	North America	04/27/2022	520,432
Total Primary Investments			49,639,970

Seasoned Primary Investments (5.07%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	2,115,998
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	387,475
Gryphon Partners IV, L.P.	North America	06/08/2016	6,615,743
Gryphon Partners VI-A, L.P.(d)	North America	12/17/2021	9,269,437
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.	North America	10/26/2021	3,922,200
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,303,600
L Catterton IX, L.P.(d)	North America	03/09/2021	7,176,115
Merit Mezzanine Fund VI, L.P.(d)	North America	03/02/2018	1,734,278
NB Credit Opportunities II Cayman Feeder LP(d)	North America	06/30/2023	8,900,178
OceanSound Partners Fund, L.P.(d)	North America	01/31/2022	11,033,354

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	1

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Seasoned Primary Investments (5.07%) (continued)
Sorenson Capital Partners IV-B, L.P.(d)	North America	01/11/2022	$4,357,859
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	2,979,417
Total Seasoned Primary Investments			62,795,654

Secondary Investments (72.59%)
ABRY Partners V, L.P.(d)	North America	12/31/2018	4,397
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	3,336,631
Actis Energy 5 LP(d)	Europe	06/30/2023	210,000
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	133,538
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	519,887
Advent International GPE VIII-B-2, L.P.(d)	North America	03/31/2022	2,833,391
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	2,067,799
AEA EXC CF, L.P.(d)	North America	08/12/2022	11,405,895
American Securities Partners V, L.P.(d)	North America	03/31/2022	6,039
American Securities Partners VI, L.P.(d)	North America	03/31/2022	2,453,643
American Securities Partners VII, L.P.	North America	12/30/2022	37,671,172
AP VIII Private Investors Offshore (USD), L.P.(d)	Europe	06/30/2017	38,992
AP VIII Private Investors, LLC(d)	Europe	06/28/2019	779,915
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	204,174
Apax Europe VII, L.P.(d)	Europe	03/31/2021	28,216
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	66,337
Apollo Investment Fund VII, L.P.	North America	09/29/2017	15,422
Ares Corporate Opportunities Fund III, L.P.(d)	North America	12/31/2019	15,542
Artiman Ventures III, L.P.(d)	North America	03/31/2021	695,072
Astorg VI SLP(d)	Europe	03/31/2022	2,226,521
Astorg VII SLP(d)	Europe	03/31/2022	8,703,516
Atlas Capital Resources, L.P.(d)	North America	06/30/2021	354,198
Audax Mezzanine Fund III, L.P.(d)	North America	09/30/2016	605,888
Audax Private Equity Fund Aspen CF, L.P.(d)	North America	03/24/2022	7,852,601
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	125,325
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	3,002
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	193,972
Avista Capital Partners (Offshore) II, L.P.(d)	North America	12/31/2019	132,241
Avista Healthcare Partners, L.P.	North America	12/31/2019	(3,745)
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	1,931,030
Bain Capital Asia Fund III, L.P.	North America	06/30/2023	3,434,177
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	59,664
Bain Capital Empire Holdings, L.P.(d)	North America	09/21/2022	18,751,953
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	154,081
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	7,643,996
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	1,871,993
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	102,685
BC Asia III Private Investors, L.P.	North America	06/30/2020	1,769,832
BC Europe IV Private Investors, L.P.	North America	06/30/2020	976,289
BC European Capital IX-8, L.P.(d)	Europe	12/31/2020	573,081
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	1,393,126
BC XI Private Investor, L.P.	North America	06/30/2020	1,930,356

The accompanying notes are an integral part of these Consolidated Financial Statements.

2	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (72.59%) (continued)
BC XII Private Investors, L.P.	North America	06/30/2020	$4,640,347
BCP V-S, L.P.(d)	North America	09/29/2017	4
Berkshire Fund IX, L.P.	North America	09/03/2021	9,602,913
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,795,072
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	232,483
Berkshire Fund VIII (IND), L.P.	North America	09/03/2021	6,236,281
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	3,622
Blue Owl GP Stakes US Investors, L.P.	North America	03/31/2022	1,247,630
Bowmark Capital Partners V, L.P.	Europe	06/30/2023	2,111,754
BPEA Private Equity Fund VI, L.P.1(d)	Europe	06/30/2023	3,970,100
Bridgepoint Europe IV, L.P.(d)	Europe	03/31/2021	216,145
Carlyle Credit Opportunities Fund (Parallel), L.P.(d)	North America	09/29/2023	1,930,883
Carlyle Partners V, L.P.(d)	North America	12/31/2019	72,837
Carlyle US Equity Opportunity Fund II, L.P.	North America	06/30/2022	1,711,232
CCP Climb, L.P.(d)	Europe	05/03/2023	19,418,347
CCP Strider L.P.(d)	Europe	10/10/2022	15,468,621
CD&R Value Building Partners I, L.P.	North America	12/02/2021	12,194,193
CDRF8 Private Investors, LLC	North America	06/30/2017	118,646
Centerbridge Seaport Acquisition Fund, L.P.(d)	North America	04/27/2022	8,700,000
Cerberus Institutional Partners, L.P. - Series Four(d)	North America	12/30/2016	67,061
Charlesbank Equity Fund IX, Limited Partnership	North America	03/31/2022	4,689,045
Charlesbank Equity Fund VIII, Limited Partnership	North America	03/31/2022	1,790,675
Charterhouse Capital Partners IX, L.P.(d)	Europe	12/31/2021	21,191
CHP III, L.P.(d)	North America	09/29/2017	76,052
CI Capital Investors II, L.P.(d)	North America	12/31/2019	79,736
CI Capital Investors III, L.P.(d)	North America	12/31/2019	19,116,920
Clayton, Dubilier & Rice Fund IX, L.P.	North America	06/30/2022	4,184,830
Clayton, Dubilier & Rice Fund XI, L.P.(d)	North America	06/30/2022	1,876,816
Clearlake Capital Partners II, L.P.	North America	09/30/2022	741
Clearlake Capital Partners III, L.P.	North America	09/30/2022	239,508
Clearlake Capital Partners IV, L.P.	North America	12/31/2019	2,172,787
Clearlake Capital Partners V (Offshore), L.P.	North America	12/30/2022	606,872
Clearlake Capital Partners V, L.P.	North America	09/30/2022	22,715,749
Clearlake Capital Partners VI, L.P.	North America	09/30/2022	2,280,752
Clearlake Opportunities Partners (P-Offshore), L.P.	North America	12/31/2019	769,903
Coller International Partners VI, L.P.(d)	Europe	12/31/2021	332,333
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	47,895
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	268,363
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	917,823
CVC Capital Partners VI, L.P.	Europe	12/30/2022	12,340,424
CVC Capital Partners VII (A), L.P.	Europe	08/15/2022	3,917,108
CVC European Equity Partners V (A), L.P.	Europe	12/30/2022	188,848
CVC European Equity Partners V (C), L.P.	Europe	03/31/2023	209,986
DCM IV, L.P.(d)	North America	06/30/2015	79,111
DCM V, L.P.(d)	North America	06/30/2015	55,602
DCM VI, L.P.(d)	North America	06/30/2015	283,615
EQT VII (No.1) Limited Partnership(d)	Europe	12/31/2020	766,763
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,409,984

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	3

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (72.59%) (continued)
Equistone Partners Europe Fund IV, L.P.(d)	Europe	12/31/2021	$447,703
Fifth Cinven Fund (No.3) Limited Partnership	Europe	12/31/2021	2,077,006
Five Arrows Florence Continuation Fund SCSp(d)	Europe	05/05/2022	9,822,254
Francisco Partners II, L.P.(d)	North America	12/31/2018	3,135
Frontenac XI Private Capital (M) Limited Partnership(d)	North America	07/24/2023	5,698,457
FSN Capital IV, L.P.(d)	Europe	12/31/2019	58,339
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	1,867,578
Genstar Capital Partners V, L.P.(d)	North America	03/31/2022	8,392
Genstar Capital Partners VI, L.P.(d)	North America	03/31/2022	698,793
Genstar Capital Partners VII (EU), L.P.(d)	North America	12/31/2020	988,282
Genstar Capital Partners VII, L.P.(d)	North America	03/31/2022	8,601,624
Genstar Capital Partners VIII BL (EU), L.P.(d)	North America	12/31/2020	2,962,268
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	2,166,600
GESD Investors II, L.P.(d)	North America	09/29/2017	24,663
Green Equity Investors CF II, L.P.(d)	North America	11/30/2021	1,706,453
Green Equity Investors CF, L.P.(d)	North America	04/26/2021	2,787,892
Green Equity Investors Side VI, L.P.	North America	06/30/2021	5,315,479
Green Equity Investors V, L.P.(d)	North America	09/29/2017	89,610
Green Equity Investors VI, L.P.	North America	09/30/2022	4,255,410
Gridiron Capital Fund II, L.P.(d)	North America	12/31/2019	766,058
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	1,396,999
Gryphon Co-Invest Fund IV, L.P.	North America	12/31/2020	335,277
Gryphon Mezzanine Partners II, L.P.	North America	12/30/2022	16,858,183
Gryphon Mezzanine Partners, L.P.	North America	12/30/2022	4,021,025
Gryphon Partners 3.5, L.P.(d)	North America	12/31/2020	29,232
Gryphon Partners IV, L.P.	North America	12/31/2020	2,035,613
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	3,024,998
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	22,835
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	65,776
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	43,601
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,512,637
H&F Executives IX, L.P.	North America	09/30/2020	3,404,224
H&F Executives VIII, L.P.	North America	09/30/2020	3,111,344
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	319,102
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(d)	North America	03/31/2021	15,722
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	188,022
H.I.G. Capital Partners V, L.P.	North America	06/30/2023	5,146,785
Halifax Capital Partners IV, L.P.(d)	North America	03/31/2022	12,436,818
Hamilton Lane-Carpenters Partnership Fund IV, L.P.	North America	03/31/2022	15,986,079
Hamilton Lane-Carpenters Partnership Fund V, L.P.(d)	North America	03/31/2022	7,394,043
Harvest Partners Structured Capital Fund II, L.P.	North America	12/30/2022	26,303,039
Harvest Partners Structured Capital Fund III, L.P.	North America	12/30/2022	14,476,934
Harvest Partners Structured Capital Fund, L.P.	North America	12/30/2022	14,736,083
Hellman & Friedman Capital Partners VII (Parallel), L.P.(d)	North America	06/28/2019	1,506,291
Hellman & Friedman Capital Partners VII, L.P.(d)	North America	06/30/2021	1,032,171
HFCP VII (Parallel-A), L.P.(d)	North America	09/30/2021	535,106
Hg Genesis 6 C L.P.(d)	Europe	03/31/2023	58,249
Hg Genesis 7 C L.P.(d)	Europe	03/31/2023	1,868,888

The accompanying notes are an integral part of these Consolidated Financial Statements.

4	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (72.59%) (continued)
Hg Genesis 7 E L.P.(d)	Europe	06/30/2023	$2,715,257
HPE Continuation Fund I C.V.(d)	Europe	05/27/2021	3,035,324
Icon Partners II, L.P.(d)	North America	03/27/2021	293,256
Icon Partners III, L.P.(d)	North America	04/13/2021	2,765,264
Insight Equity I, L.P.(d)	North America	12/31/2018	1,271
Insight Equity II, L.P.(d)	North America	12/31/2018	289,187
Insight Partners Continuation Fund, L.P.	North America	08/14/2019	8,573,659
Insight Venture Partners (Cayman) IX, L.P.(d)	North America	09/30/2019	2,366,301
Insight Venture Partners (Cayman) VIII, L.P.	North America	09/30/2019	1,705,320
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.	North America	09/30/2019	243,775
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	992,843
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	120,579
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(d)	North America	09/30/2019	868,818
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(d)	North America	09/30/2019	53,662
Insight Venture Partners IX, L.P.(d)	North America	09/30/2019	60,586
Insight Venture Partners VII, L.P.	North America	06/30/2015	1,965,874
Insight Venture Partners VIII (Co-Investors), L.P.	North America	12/31/2019	204,966
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,593,901
Kelso Investment Associates IX, L.P.(d)	North America	03/31/2022	1,982,884
Kelso Investment Associates VIII, L.P.(d)	North America	09/29/2017	341,834
KKR 2006 Fund, L.P.	North America	09/29/2017	1,546
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	1,441
KKR Americas Fund XII, L.P.	North America	03/31/2021	3,222,772
KKR China Growth Fund, L.P.(d)	North America	12/31/2021	335,462
KKR North America Fund XI, L.P.	North America	12/31/2021	3,613,520
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	3,015,605
Lion/Simba Investors, L.P.	Europe	12/21/2020	4,406,696
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	24,385
Littlejohn Fund IV, L.P.(d)	North America	12/30/2015	824,132
Lovell Minnick Equity Partners III, L.P.	North America	06/30/2021	641,226
Madison Dearborn Capital Partners VI-C, L.P.	North America	03/31/2021	20,285
Madison Dearborn Capital Partners VII, L.P.	North America	03/31/2022	6,267,175
Marlin Equity III, L.P.(d)	North America	06/30/2021	41,334
Mason Wells Buyout Fund III Limited Partnership(d)	North America	03/31/2021	14,252
MDCP Insurance SPV, L.P.(d)	North America	05/09/2023	2,295,205
MDP Fund, L.P.	Europe	06/30/2015	22,614
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	7,564
Montagu+ SCSp(d)	Europe	11/10/2021	9,249,562
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	360,144
MPE Partners II, L.P.	North America	06/30/2019	1,821,825
MSouth Equity Partners II, L.P.	North America	12/31/2019	40,754
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	296,712
Navis Asia Fund VI, L.P.	Rest of World	03/31/2021	20,406
NB SPV, L.P.(d)	North America	08/27/2021	4,778,636
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	39,928
New Mountain Partners III, L.P.(d)	North America	09/29/2017	91,951

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	5

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (72.59%) (continued)
New Mountain Partners IV, L.P.(d)	North America	03/31/2023	$1,680,145
New Mountain Partners V, L.P.	North America	03/31/2023	7,773,471
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	5,044,027
North Bridge Growth Equity II, L.P.(d)	North America	12/31/2020	8,971,989
Norwest Mezzanine Partners III, L.P.(d)	North America	09/29/2023	1,919,145
Norwest Mezzanine Partners IV(d)(e)(f)	North America	09/29/2023	66,394,570
Oak Investment Partners XII, Limited Partnership(d)	North America	03/29/2019	35,393
Oaktree Opportunities Fund IX (Cayman), L.P.(d)	North America	12/31/2021	2,001,389
Oaktree Opportunities Fund VIII (Cayman), Ltd.(d)	North America	12/31/2021	7,300
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	43,693
Odyssey Investment Partners Fund V, LP(d)	North America	06/30/2023	6,362,147
Paladin III (HR), L.P.	North America	09/29/2017	187,686
Pamlico Capital III Continuation Fund, L.P.(d)	North America	01/27/2023	9,492,611
Parthenon Investors II, L.P.(d)	North America	12/31/2018	182,993
Parthenon Investors III, L.P.	North America	12/31/2018	624,042
Pegasus WSJLL Fund, L.P.(d)	North America	12/13/2021	9,871,620
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	9,069,825
Platinum Equity Capital Partners II, L.P.	North America	09/29/2017	109,610
PRO SPV, L.P.(d)	North America	08/27/2021	5,348,378
Providence Equity Offshore Partners IV, L.P.(d)	North America	12/30/2016	16,555
Providence Equity Partners V, L.P.(d)	North America	12/30/2016	36,750
Providence Equity Partners VI, L.P.(d)	North America	12/30/2016	198,160
Providence Equity Partners VII, L.P.	North America	09/29/2017	8,638,893
Providence Equity Partners VII-A, L.P.(d)	North America	09/28/2023	24,736,909
PT2-A, L.P.(d)	North America	12/16/2021	8,581,104
PTEV-A, L.P.(d)	North America	12/30/2021	4,779,483
RC III CKE LLC(d)	North America	06/30/2023	4,813,205
RCF V Annex Fund, L.P.(d)	Rest of World	06/30/2021	9,798
Resource Capital Fund V, L.P.(d)	Rest of World	06/30/2021	65,848
Riverside Capital Appreciation Fund V, L.P.(d)	North America	03/31/2021	129,500
Roark Capital Partners CF RI, L.P.	North America	08/26/2022	931,931
Roark Capital Partners CF, L.P.	North America	05/11/2022	8,217,457
Roark Capital Partners II, L.P.	North America	06/29/2018	228,786
Roark Capital Partners III, L.P.	North America	06/29/2018	4,350,571
Roark Capital Partners IV, L.P.	North America	06/29/2018	7,292,385
Samson Brunello 2, L.P.(d)	North America	02/19/2021	2,543,626
Samson Hockey 2, L.P.(d)	North America	12/23/2020	1,549,559
Samson Shield 2, L.P.(d)	North America	12/23/2020	4,380,688
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	66,107
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,471,021
Silver Lake Partners III, L.P.(d)	North America	12/31/2018	125,366
Silver Lake Partners V, L.P.	North America	06/30/2020	2,517,992
Sixth Cinven Fund (No. 2) Limited Partnership	Europe	12/30/2022	1,782,798
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/30/2019	2,363,993
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	17,826
SL SPV-2, L.P.	North America	02/14/2019	1,321,721
Sorenson Capital Partners III, L.P.(d)	North America	12/31/2021	11,848,486
Sterling Capital Partners IV, L.P.(d)	North America	12/31/2021	520,672

The accompanying notes are an integral part of these Consolidated Financial Statements.

6	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Private Equity Investments (83.83%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (72.59%) (continued)
Summit Partners Growth Equity Fund VIII-B, L.P.(d)	North America	12/31/2021	$1,191,569
Summit Partners Private Equity Fund VII-A, L.P.(d)	North America	12/31/2018	177,222
Sun Capital Partners IV, L.P.(d)	North America	12/31/2018	71,603
Sun Capital Partners V, L.P.	North America	12/31/2018	90,224
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	2,377,008
TA Atlantic and Pacific VI, L.P.(d)	North America	03/31/2021	38,750
TCW/Crescent Mezzanine Partners VB, L.P.(d)	North America	12/30/2015	39,259
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	117,483
The Veritas Capital Fund V, L.P.(d)	North America	06/30/2019	16,576,977
The Veritas Capital Fund VI, L.P.(d)	North America	03/31/2022	10,373,119
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)	North America	06/29/2018	2,010,140
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	22,328
TPF II-A, L.P.(d)	North America	12/31/2019	8,768
TPG Growth III (A), L.P.(d)	North America	12/31/2019	2,047,867
TPG Partners V, L.P.(d)	North America	09/29/2017	2,819
TPG Partners VI, L.P.	North America	09/29/2017	213,645
TPG STAR, L.P.(d)	North America	09/29/2017	166,934
Trident VI, L.P.(d)	North America	06/30/2023	7,100,000
Triton Fund III, L.P.(d)	Europe	03/31/2021	72,254
Triton Fund IV L.P.(d)	Europe	06/30/2023	2,780,301
Vista Equity Partners Fund V, L.P.(d)	North America	09/30/2018	16,662,970
Warburg Pincus Global Growth, L.P.	North America	06/30/2022	6,057,632
Warburg Pincus Private Equity XI, L.P.(d)	North America	12/31/2021	2,613,729
Warburg Pincus Private Equity XI-B, L.P.(d)	North America	03/31/2022	3,498,631
Warburg Pincus Private Equity XII, L.P.(d)	North America	06/30/2022	4,155,478
Warburg Pincus Private Equity XII-B, L.P.(d)	North America	03/31/2022	4,187,364
Webster Equity Partners Bristol CF, L.P.(d)	North America	10/15/2021	8,437,626
Wellspring Capital Partners IV, L.P.(d)	North America	06/30/2015	592
White Deer Energy, L.P.(d)	North America	06/30/2021	31,334
Wind Point Partners AAV, L.P.(d)	North America	06/29/2021	1,000,777
Wind Point Partners VII-B, L.P.(d)	North America	09/29/2017	501,114
WP AUSA, L.P.(d)	North America	07/22/2019	8,247,375
Total Secondary Investments			898,820,328

Total Private Equity Investments
(Cost $916,274,657)			$1,038,038,207

Short-Term Investments (30.31%)	Fair Value
Money Market Funds (30.31%)
Fidelity Government Portfolio, Class I, 5.17%(g)	373,634,108

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	7

Pomona Investment Fund	Consolidated Schedule of Investments

  September 30, 2023 (Unaudited)

Short-Term Investments (30.31%) (continued)	Fair Value
JPMorgan US Government Money Market Fund, 5.09%(g)	$1,641,555

Total Money Market Funds	375,275,663

Total Short-Term Investments
(Cost $375,275,663)	$375,275,663

Total Investments (114.14%)
(Cost $1,291,550,320)	$1,413,313,870

Liabilities in Excess of Other Assets (-14.14%)	(175,119,153)
Net Assets (100.00%)	$1,238,194,717

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2023 was $916,274,657 and $1,038,038,207, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

8	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Schedule of Investments

  September 30, 2023 (Unaudited)

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of September 30, 2023, the aggregate cost of each investment restricted to resale was: $2,587,369, $3,576,419, $7,723,191, $4,258,507, $922,172, $2,186,739, $–, $863,638, $5,170,468, $2,873,011, $108,862, $2,169,278, $2,884,772, $3,523,143, $–, $48,081, $1,926,562, $3,598,539, $–, $–, $3,751,181, $1,586,677, $3,385,200, $–, $2,849,282, $3,314,282, $–, $3,233,992, $402,579, $2,025,458, $364,498, $3,580,897, $7,987,287, $3,625,000, $2,720,810, $6,046,673, $2,093,508, $8,375,026, $6,680,339, $4,433,776, $2,931,000, $28,494, $3,815,184, $242,082, $41,815, $1,688,034, $2,661,490, $1,457,283, $11,541,686, $4,125, $1,833,298, $29,857,020, $154,778, $1,747,198, $406,876, $20,004, $207,218, $296,453, $585,763, $547,290, $3,873,937, $6,722,589, $1,211,082, $1,433,742, $7,370,000, $2,308,026, $2,154, $338,131, $–, $391,357, $2,055,081, $2,812,541, $–, $16,967,972, $962,325, $5,516,370, $4,222,683, $49,683, $349,079, $765,199, $1,487,440, $472,252, $1,123,591, $2,518,211, $47,896, $8,758,181, $6,040,488, $992,633, $6,497,467, $445,286, $1,344,773, $1,685,992, $4,690,653, $130,322, $1,573,710, $53,331, $1,751,582, $17,477,759, $15,545,080, $9,959,338, $292,336, $8,959,290, $688,460, $2,780,384, $1,106,414, $–, $216,690, $4,816, $12,464,234, $4,468,142, $1,768,270, $8,048, $187,670, $2,493,217, $496,422, $22,605,592, $2,125,187, $686,487, $318,530, $151,461, $1,611,792, $753,450, $12,071,210, $2,707,692, $212,127, $235,566, $133,659, $1,177,767, $1,671,703, $909,962, $1,195,063, $496,116, $2,369,386, $8,227,875, $112,071, $4,356,190, $127,519, $2,030,104, $212,384, $1,309,870, $791,249, $6,176,320, $1,624,273, $1,173,711, $13,778, $1,185,423, $–, $4,807,593, $6,470,732, $3,712,309, $1,885,849, $1,741,331, $343,634, $15,300,075, $3,785,416, $163,282, $2,026,720, $2,329,208, $16,951, $261,086, $208,497, $1,233,601, $2,326,567, $1,660,017, $614,120, $–, $1,701,939, $4,535,123, $11,273,146, $13,056,677, $6,204,297, $20,525,318, $12,790,666, $13,408,925, $7,777,784, $640,492, $936,385, $46,154, $1,200,464, $1,865,557, $3,303,170, $184,439, $3,844,385, $157,636, $822,646, $4,834,186, $1,593,736, $1,340,088, $329,763, $560,617, $136,347, $714,957, $44,530, $40,564, $1,616,480, $168,084, $2,113,308, $1,251,890, $800,503, $177,890, $6,030, $2,827,626, $226,348, $3,071,939, $2,068,183, $2,832,690, $10,272, $2,009,981, $777,423, $203,731, $6,267,100, $29,533, $233,687, $1,994,971, $1,830,175, $705, $6,705,690, $352,648, $–, $927,918, $174,902, $230,532, $5,000,000, $122,223, $1,040,174, $1,254,905, $4,884,743, $3,559,711, $9,013,863, $1,461,140, $43,190,291, $166,027, $450,239, $837, $45,196, $5,494,625, $12,946, $7,488,872, $229,506, $512,940, $8,607,226, $4,040,346, $279,152, $5,575,366, $19,151, $367,900, $3,471,348, $6,560,991, $18,734,104, $6,414,863, $4,285,377, $3,257,184, $6,023, $14,852, $256,800, $518,083, $6,147,548, $783,059, $4,441,671, $5,915,084, $897,028, $904,194, $4,008,487, $675,116, $2,036,010, $890,549, $1,909,159, $1,338,560, $1,442,409, $20,655, $492,727, $12,229,941, $956,950, $898,296, $495,237, $243,191, $483,071, $1,097,436, $20,352, $223,456, $113,418, $17,368,314, $14,589,173, $2,100,840, $267,492, $21,751, $2,093,442, $319,883, $1,476,047, $495,028, $4,990,800, $276,706, $1,599,156, $12,286,179, $4,161,022, $2,699,066, $3,225,563, $4,448,365, $5,599,676, $9,573,471, $3,034, $66,690, $933,479, $469,001 and $4,942,500, respectively, totaling, $916,274,657.

(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

(d)	Non-income producing security.

(e)	This Private Equity Investment invests in mezzanine debt and equity of private and public companies.

(f)	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.

(g)	The rate shown is the annualized 7-day yield as of September 30, 2023.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	9

Pomona Investment Fund	Consolidated Statement of Assets and Liabilities

  September 30, 2023 (Unaudited)

ASSETS:
Private Equity Investments, at fair value (Cost, $916,274,657)	$1,038,038,207
Short-Term Investments, at fair value (Cost, $375,275,663)	375,275,663
Cash	36,662
Cash held in foreign currency denominations (Cost, $1,089,701)	1,062,400
Interest receivable	1,796,616
Deferred offering costs	285,564
Prepaid Insurance	93,765
Deferred financing costs	64,039
Private Equity Investments paid in advance	24,552
Other assets	16,066
Total Assets	1,416,693,534
LIABILITIES:
Loan payable	91,445,760
Payable for investments purchased, not yet settled	55,658,984
Payable for shares repurchased	20,849,573
Management fees payable	5,189,779
Commitment and interest fees payable	1,635,381
Other accounts payable and accrued expenses	843,962
Distribution and servicing fee payable	820,812
Administration fee payable	786,330
Professional fees payable	689,881
Sub-Administration fees payable	419,718
Expense recoupment payable	158,637
Total Liabilities	178,498,817
Commitments and contingencies (see Notes 10 and 11)
Net Assets	$1,238,194,717
Net Assets
Paid-in capital	$1,051,499,244
Total distributable earnings	186,695,473
Net Assets	$1,238,194,717

Net Assets Attributable to:
Class A Shares	$596,229,502
Class M2 Shares	1,190,111
Class I Shares	640,775,104
1,238,194,717
Shares Outstanding:
Class A Shares	40,275,350
Class M2 Shares	76,397
Class I Shares	41,119,510
81,471,257
Net asset value per share:
Class A Shares	$14.80
Class M2 Shares	$15.58
Class I Shares	$15.58

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Statement of Operations

  For the Six Months Ended September 30, 2023 (Unaudited)

Income
Interest income	$9,704,650
Dividend Income	3,196,316
Other income	493,726
Total Income	13,394,692

Expenses
Management fees	9,562,899
Commitment and interest fees	3,000,708
Distribution and servicing fee	1,539,895
Administration fee	1,448,924
Professional fees	949,725
Sub-Administration fees	818,619
Recoupment of previously waived fees	417,531
Transfer agent fees	271,000
Other expenses	918,435
Total expenses	18,927,736
Net Investment Loss	(5,533,044)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency
Net realized gain from Private Equity Investments	21,727,618
Net realized gain on Foreign Currency Transactions	244,496
Total net realized gain from Private Equity Investments and Foreign Currency	21,972,114

Net change in unrealized appreciation/(depreciation) on Private Equity Investments	44,229,585
Net change in unrealized appreciation/(depreciation) on Foreign Currency Translation	2,843,163
Total net change in unrealized appreciation/(depreciation) on Private Equity Investments and foreign currency translation	47,072,748

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency	69,044,862
Net Increase in Net Assets from Operations	$63,511,818

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	11

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Operations
Net investment loss	$(5,533,044)	$(14,878,989)
Net realized gain from Private Equity Investments and Foreign Currency Transactions	21,972,114	37,661,419
Net change in unrealized appreciation/(depreciation) on from Private Equity Investments and foreign currency translation	47,072,748	(18,388,893)
Net increase in Net Assets from operations	63,511,818	4,393,537

Distributions to Shareholders
Capital gains:
Class A Shares	–	(12,497,910)
Class M2 Shares	–	(41,344)
Class I Shares	–	(14,420,340)
Decrease in Net Assets from distributions to Shareholders	–	(26,959,594)

Net Assets Transactions
Class A Shares
Proceeds from sale of shares	148,689,011	223,203,704
Reinvestment of distributions	–	10,363,204
Exchange of shares	–	(24,360,604)
Repurchase of shares	(22,617,651)	(31,114,118)
Total Class A Transactions	126,071,360	178,092,186
Class M2 Shares
Proceeds from sale of shares	–	–
Reinvestment of distributions	–	15,994
Exchange of shares	–	–
Total Class M2 Transactions	–	15,994
Class I Shares
Proceeds from sale of shares	120,197,042	221,067,150
Reinvestment of distributions	–	9,522,742
Exchange of shares	–	24,360,604
Repurchase of shares	(8,661,591)	(19,358,636)
Total Class I Transactions	111,535,451	235,591,860

Increase in Net Assets from capital transactions	237,606,811	413,700,040

Net Assets
Beginning of year	937,076,088	545,942,105
End of period	$1,238,194,717	$937,076,088

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Fund Share Transaction
Shares sold	10,429,296	16,042,493
Shares reinvested	–	771,083
Shares exchanged	–	(1,658,035)
Shares redeemed	(1,539,365)	(2,228,537)
Net increase in Class A Shares outstanding	8,889,931	12,927,004

Shares sold	–	–
Shares reinvested	–	1,137
Shares exchanged	–	–
Net increase in Class M2 Shares outstanding	–	1,137

Shares sold	8,021,086	15,087,063
Shares reinvested	–	676,927
Shares exchanged	–	1,590,963
Shares redeemed	(562,267)	(1,324,722)
Net increase in Class I Shares outstanding	7,458,819	16,030,231

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	13

Pomona Investment Fund	Consolidated Statement of Cash Flows

    For the Six Months Ended September 30, 2023 (Unaudited)

Cash Flows From Operating Activities:
Net increase in Net Assets resulting from operations	$63,511,818
Adjustments to reconcile net increase in Net Assets from operations to net cash provided by operating activities:
Purchase of Private Equity Investments	(166,159,596)
Capital distributions received from Private Equity Investments	38,177,916
Net payments from purchases of short-term investments	(185,903,537)
Net realized gain from Private Equity Investments and foreign currency translation	(21,972,114)
Net change in unrealized appreciation/depreciation on Private Equity Investments and foreign currency translation	(47,072,748)
Amortization of deferred offering costs	117,226
Amortization of deferred financing costs	12,808
Changes in operating assets and liabilities:
Increase in interest receivable	(1,024,927)
Decrease in Private Equity investments paid in advance	649,586
Decrease in Prepaid insurance	93,765
Decrease in Other assets	68,789
Increase in management fees payable	1,203,198
Increase in distribution and servicing payable	211,891
Increase in professional fees payable	207,737
Increase in administration fee payable	182,303
Increase in commitment and interest fees payable	550,647
Decrease in expense recoupment payable	(146,658)
Decrease in sub-administration fee payable	(412,564)
Increase in payable for investments purchased, not yet settled	51,504,961
Increase in other accounts payable and accrued expenses	620,877
Net cash used in operating activities	(265,578,622)

Cash Flows from financing activities:
Borrowing received	16,680,000
Proceeds from sale of shares	268,886,053
Payments for shares repurchased	(19,544,331)
Payments for offering costs	(324,697)
Net cash provided by financing activities	265,697,025

Net change in cash	118,403

Cash and cash equivalents at beginning of year	$980,659
Cash and cash equivalents at end of period	$1,099,062

The accompanying notes are an integral part of these Consolidated Financial Statements.

14	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statement of Cash Flows (Continued)

  For the Six Months Ended September 30, 2023 (Unaudited)

Supplemental disclosure of operating activity
Cash paid for interest	2,005,299
Non-cash distributions received from Private Equity Investments	553,735

Supplemental disclosure of cash and cash equivalents
Cash and Cash equivalents at beginning of year
Cash	$551,346
Cash held in foreign currency	429,313

Cash and Cash equivalents at end of period
Cash	36,662
Cash held in foreign currency	1,062,400

Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	$1,099,062

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	15

Pomona Investment Fund	Consolidated Financial Highlights

  For a Share Outstanding Throughout the Periods Presented

				Class A Shares
	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Year Ended March 31, 2019(a)
Net asset value - beginning of period	$14.03		$14.79	$13.34	$9.14	$10.20	$10.44
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(b)	(0.10)		(0.32)	(0.32)	(0.11)	(0.15)	(0.15)
Net realized and unrealized gain on investments	0.87		0.11	3.71	5.07	0.40	1.16
Total income from investment operations:	0.77		(0.21)	3.39	4.96	0.25	1.01
Distributions from capital gains	–		(0.55)	(1.94)	(0.38)	(1.31)	(1.25)
Distributions from return of capital	–		–	–	(0.38)	–	–
Total distributions:	–		(0.55)	(1.94)	(0.76)	(1.31)	(1.25)
Net asset value - end of period	$14.80		$14.03	$14.79	$13.34	$9.14	$10.20
Total Return(c)	5.52	%(d)	(1.28%)	26.25%	56.54%	1.99%	9.79%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$596,230		$440,313	$273,039	$169,545	$96,479	$94,109
Ratio of net investment loss to average Net Assets(e)	(1.31	%)(f)	(2.30%)	(2.32%)	(1.09%)	(1.45%)	(1.51%)
Ratio of gross expenses to average Net Assets(e)(g)	3.73	%(f)	3.61%	3.59%	3.80%	4.03%	4.19%
Ratio of expense waiver to average Net Assets	–	(f)	–	0.00 (h)	(0.31%)	(0.48%)	(0.50%)
Ratio of net expenses to average Net Assets(i)(j)	3.73	%(f)	3.61%	3.59%	3.49%	3.55%	3.69%
Portfolio turnover rate	–%		–%	1.23%	–%	0.70%	–%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(b)	Based on average shares outstanding during the period.

(c)	Total Return based on net asset value per share.

(d)	Not annualized.

(e)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.

(f)	Annualized.

(g)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.

(h)	Less than 0.005%

(i)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 3.63%, for the period ended September 30, 2023 and the annualized ratio of net expenses to average net assets would have been 3.47%, 3.53%, 3.49%, 3.55%, and 3.69% for the years ended March 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(j)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

16	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Financial Highlights

  For a Share Outstanding Throughout the Periods Presented

				Class M2 Shares
	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Year Ended March 31, 2019(a)
Net asset value - beginning of period	$14.72		$15.41	$13.76	$9.36	$10.36	$10.54
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(b)	(0.06)		(0.26)	(0.24)	(0.07)	(0.26)	(0.11)
Net realized and unrealized gain on investments	0.92		0.12	3.83	5.23	0.57	1.18
Total income/(loss) from investment operations:	0.86		(0.14)	3.59	5.16	0.31	1.07
Distributions from capital gains	–		(0.55)	(1.94)	(0.38)	(1.31)	(1.25)
Distributions from return of capital	–		–	–	(0.38)	–	–
Total distributions :	–		(0.55)	(1.94)	(0.76)	(1.31)	(1.25)
Net asset value per Share, end of period	$15.58		$14.72	$15.41	$13.76	$9.36	$10.36
Total Return(c)	5.81	%(d)	(0.74%)	26.95%	57.37%	2.54%	10.40%
Ratios/Supplemental Data:(e)
Net Assets, end of period (in thousands)	$1,190		$1,125	$1,160	$8,177	$6,745	$908
Ratio of net investment loss to average Net Assets(f)	(0.75	%)(g)	(1.74%)	(1.90%)	(0.56%)	(1.19%)	(0.94%)
Ratio of gross expenses to average Net Assets(f)(h)	4.34	%(g)	3.73%	3.62%	3.42%	3.95%	4.30%
Ratio of expense waiver to average Net Assets(i)	(1.29	%)(g)	(0.86%)	(0.42%)	(0.49%)	(0.79%)	(1.18%)
Ratio of net expenses to average Net Assets(i)(j)	3.05	%(g)	2.87%	3.20%	2.93%	3.16%	3.12%
Portfolio turnover rate	–%		–%	1.23%	–%	0.70%	–%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(b)	Based on average shares outstanding during the period.

(c)	Total Return based on net asset value per share.

(d)	Not annualized.

(e)	Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.

(f)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.

(g)	Annualized.

(h)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.

(i)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.

(j)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2023	17

Pomona Investment Fund	Consolidated Financial Highlights

  For a Share Outstanding Throughout the Periods Presented

				Class I Shares
	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Period April 1, 2018 (Commencement of Operations) to Year Ended March 31, 2019(a)
Net asset value - beginning of period	$14.72		$15.41	$13.76	$9.36	$10.36	$10.54	(b)
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(c)	(0.05)		(0.26)	(0.24)	(0.05)	(0.08)	(0.07	)(d)
Net realized and unrealized gain on investments	0.91		0.12	3.83	5.21	0.39	1.14
Total income/(loss) from investment operations:	0.86		(0.14)	3.59	5.16	0.31	1.07
Distributions from capital gains	–		(0.55)	(1.94)	(0.38)	(1.31)	(1.25)
Distributions from return of capital	–		–	–	(0.38)	–	–
Total distributions :	–		(0.55)	(1.94)	(0.76)	(1.31)	(1.25)
Net asset value per Share, end of period	$15.58		$14.72	$15.41	$13.76	$9.36	$10.36
Total Return(e)	5.83	%(f)	(0.74%)	26.95%	57.38%	2.54%	10.40	%(f)
Ratios/Supplemental Data:(g)
Net Assets, end of period (in thousands)	$640,775		$495,638	$271,743	$151,548	$73,303	$31,948
Ratio of net investment loss to average Net Assets(h)	(0.69	%)(i)	(1.76%)	(1.86%)	(0.48%)	(1.10%)	(1.24	%)(i)
Ratio of gross expenses to average Net Assets(h)(j)	3.07	%(i)	3.07%	3.05%	3.23%	3.62%	3.86	%(i)
Ratio of expense waiver to average Net Assets(k)	0.00	(i)	0.00	0.00 (l)	(0.31%)	(0.53%)	(0.66%)
Ratio of net expenses to average Net Assets(k)(m)	3.07	%(i)	3.07%	3.05%	2.92%	3.09%	3.20	%(i)
Portfolio turnover rate	–%		–%	1.23%	–%	0.70%	–%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(b)	The net asset value per share as of the beginning of the period, April 1, 2018 (Commencement of Operations) represents the initial net asset value per Share of $10.54.

(c)	Based on average shares outstanding during the period.

(d)	Per Share data of income/(loss) from investment operations is computer using the total income and expense for this year divided by end of year Shares.

(e)	Total Return based on net asset value per share.

(f)	Not annualized.

(g)	Class I Shares commenced operations on April 1, 2018. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the I share class.

(h)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.

(i)	Annualized.

(j)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.

(k)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 3.01%, for the period ended September 30, 2023 and the annualized ratio of net expenses to average net assets would have 2.93%, 2.99%, 2.92%, 3.09%, and 3.20% for the years ended March 31, 2023, 2022, 2021, 2020, and 2019, respectively.

(l)	Less than 0.005%

(m)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

18	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2023, the Fund offered three classes of shares; Classes A, I, and M2 shares. All shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value ("NAV") plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current NAV without an initial sales charge and with a general minimum initial investment of $25,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Class M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current NAV without an initial sales charge. The general minimum initial investment is $5,000,000. Class M2 Shareholders do not pay a fee for distribution services.

All share classes have the same rights and privileges, and have ownership in the same underlying investment portfolio. The Fund allocates income and expenses to each class of shares based on net assets at the end of the prior quarter plus capital transactions effective as of the beginning of the current quarter. However, certain expenses are applicable to a specific share class in which case they are allocated 100% to that respective share class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, a wholly owned-subsidiary of the Fund. All inter-company accounts and transactions have been eliminated.

As of September 30, 2023 the total value of investments held by the subsidiary is $879,247,238, or approximately 85% of the Fund’s net assets.

Semi-Annual Report | September 30, 2023	19

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This may include adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

The Fund uses NAV as a practical expedient to determine the fair value of its investments in Private Equity Investments. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co- Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

•	Discounted cash flow analysis, including a terminal value or exit multiple.

•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

•	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers. For the six months ended September 30, 2023, the Fund earned other income of $493,726 which is reflected in Other income on the Consolidated Statement of Operations.

20	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 –	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 –	Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

Semi-Annual Report | September 30, 2023	21

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$375,275,663	$–	$–	$375,275,663
TOTAL	$375,275,663	$–	$–	$375,275,663

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of September 30, 2023, $1,038,038,207 was fair valued utilizing NAV as a practical expedient.

As of September 30, 2023 there were no level 3 investments held in the Fund. During the six months ended September 30, 2023, the Fund did not have any transfers in or out of Level 3 of the fair value hierarchy.

A listing of the Private Equity Investment types held by the Fund and the related attributes, as of September 30, 2023, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/Co-Investments	Investments in an operating company alongside other investors	$26,782,255	$3,439,928	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	$49,639,970	$96,384,272	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$62,795,654	$17,019,828	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	$898,820,328	$155,547,197	None	N/A	Liquidity in the form of distributions from Private Equity Investments

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**	Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

The fair value relating to certain underlying investments of these Private Equity Investments, for which there is no readily available market, has been estimated by the respective Private Equity Investment’s manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a readily available market for the investments existed. These differences could be material.

4. MANAGEMENT FEE, ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Private Equity Investment to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchases of Shares) (the “Management Fee”). For the six months ended September 30, 2023, the Fund incurred a Management Fee of $9,562,899.

22	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/ or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchase of Shares) (the “Administration Fee”). For the six months ended September 30, 2023, the Fund incurred an Administration Fee of $1,448,924.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2024 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end NAV (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/ or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six months ended September 30, 2023, the Adviser waived fees in the amount of $7,427, which are subject for recoupment and is included in Recoupment of Previously Waived Fees on the Consolidated Statement of Operations. The Adviser recouped $424,958 of previously waived fees which is included in Recoupment of Previously Waived Fees on the Consolidated Statement of Operations. At September 30, 2023, the amounts outlined below are available for recoupment:

Quarter of Expiration:
December 2023	3,612
March 2024	16,020
June 2024	144,695
September 2024	1,370
December 2024	345
March 2025	4,809
June 2025	4,540
September 2025	369
December 2025	1,409
March 2026	3,334
June 2026	5,799
September 2026	1,627

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor directly distributes Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund pays the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s NAV attributable to Class A shares as of each quarter- end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate classwide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. For the six months ended September 30, 2023 the Fund incurred a Distribution and Servicing Fee of $1,539,895.

Semi-Annual Report | September 30, 2023	23

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $35,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each regular quarterly meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses. For the six months ended September 30, 2023, the Fund incurred Trustee fees and expenses in the amount of $81,086 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund retained ACA Group to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2023, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund will continuously incur offering costs so long as it is accepting new investors. These costs enable the Fund to be offered to investors. These offering costs are either (i) expensed by the Fund as incurred or (ii) treated as deferred charges and amortized over the subsequent 12-month period using the straight-line method if such amounts are greater than $10,000. For the six months ended September 30, 2023, the Fund incurred $164,742 of offering costs which is reflected in Other Expenses on the Consolidated Statement of Operations.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of NAV at September 30, 2023 is $106,801,145.

SS&C Technologies, Inc. and certain of its affiliates (collectively, “SS&C”) provide certain sub- administrative, sub-accounting, and tax administration services to the Fund based on the Fund’s Service Agreement. For these services, the Fund pays an annual fee to SS&C based upon average net assets, subject to certain minimums.

SS&C GIDS, Inc. (formerly known as DST Asset Manager Solutions, Inc.) serves as the Fund’s transfer agent with respect to maintaining the registry of the Fund’s Shareholders and processing matters relating to subscriptions for, and repurchases of, Shares.

5. REVOLVING CREDIT AGREEMENT

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC (the "Barclays Facility"). Effective June 3, 2021 and July 8, 2022, the Fund amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and $175,000,000, respectively. Borrowings under the current Barclays Facility bear interest at Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average (“SONIA”), or Euro Interbank Offer Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. The Barclays Facility matures on March 28, 2026. The Fund entered into the Barclays facility for working capital requirements, such as financing repurchases of shares, distributions to investors, and investments. As of September 30, 2023, the Fund had €86,400,000 (equivalent to $91,445,760) of outstanding borrowings on the Barclays Facility with a weighted average borrowing for the six months of €78,860,000. For the six months ended September 30, 2023, the Fund made additional borrowings of €15,000,000 (equivalent to $15,876,000), incurred $385,900 in commitment fees and €2,437,225 (equivalent to $2,622,348) of interest expense on borrowings at a 6.23% weighted average interest rate.

Information about the Fund’s senior securities is shown in the following table:

Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per $1,000 of Indebtedness (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Barclays Facility
September 30, 2023	$91,445,760	$14,540	—	N/A
March 31, 2023	$77,576,100	$13,079	—	N/A
March 31, 2022	$47,990,882	$12,376	—	N/A

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.

(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable to senior securities outstanding as of period end.

24	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current NAV per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer (in the aggregate) would be for an amount that is not more than 5% of the Fund’s NAV. There can be no assurance that the Board will accept the Adviser’s recommendation.

7. FEDERAL AND OTHER TAXES

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. Accordingly, tax basis distributions made during the 12 months ended March 31, 2023, but after the Tax Year ended October 31, 2022, will be reflected in the notes to the Fund’s financial statements for the fiscal year ending March 31, 2024. The Fund’s open tax years generally, the three prior taxable years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2023 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2023, the Fund did not incur any interest or penalties.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Net Assets due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2023, the federal tax cost of investments and unrealized appreciation (depreciation) as of the period ended were as follows:

Cost of investments for tax purposes	$1,244,528,062
Gross tax unrealized appreciation	$284,898,777
Gross tax unrealized depreciation	$(116,112,969)
Net tax unrealized appreciation (depreciation) on investments	$168,785,808

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

Semi-Annual Report | September 30, 2023	25

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	14,815,546
Unrealized appreciation	108,622,161
Late year ordinary losses	(11,246,361)
Distributable net earnings	$112,191,346

As of October 31, 2022, the Fund had no capital loss carryforwards.

As of October 31, 2022, the Fund had $11,424,987 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2023. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2022 and October 31, 2021 was as follows:

Distribution paid from:	2022	2021
Ordinary income	$—	$—
Long-term capital gains	52,490,950	7,833,651
Return of Capital	—	—
Total distributions paid	$52,490,950	$7,833,651

8. AUTOMATIC DIVIDEND REINVESTMENT PLAN

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant in the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 90 days prior to the record date for a distribution, the request will be effective only with respect to distributions after the 90 day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

●	reinvest both dividends and capital gain distributions;

●	receive dividends in cash and reinvest capital gain distributions; or

●	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal, state and local income tax purposes, Shareholders receiving Shares pursuant to the DRIP will be treated as having received a taxable distribution equal to the amount payable to them in cash.

Shares will be issued pursuant to the DRIP at the net asset value determined on the next Valuation Date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate or amend the DRIP at any time. All expenses related to the DRIP will be borne by the Fund. The reinvestment of dividends and distributions pursuant to the DRIP will increase the Fund’s net assets on which the Management Fee and the Administration Fee are payable to the Adviser and the Administrator, respectively.

26	www.pomonainvestmentfund.com

Pomona Investment Fund	Notes to Consolidated Financial Statements

  September 30, 2023 (Unaudited)

9. INVESTMENT TRANSACTIONS

Total contributions to and purchases of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2023 amounted to $166,159,596. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2023 amounted to $38,177,916.

10. INDEMNIFICATION

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. COMMITMENTS

As of September 30, 2023, the Fund had outstanding investment commitments to Private Equity Investments totaling $272,391,225.

12. REFERENCE RATE REFORM

In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01, "Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR.

Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds' financial statements.

13. MACROECONOMIC RISKS

Recent global events, including, without limitation, pandemics or other severe public health events, armed conflict (including wars, terrorist acts or security operations), natural disasters, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, trade conflict, economic sanctions and volatility in the banking and financial sector have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. These adverse developments could negatively affect the Fund’s performance or operations. The operational and financial performance of the Fund’s investments depends on future developments, including the duration, spread and conclusion of these events and such uncertainty may in turn impact the value of the Fund’s investments.

14. SUBSEQUENT EVENTS

Since October 1, 2023, there were subscriptions to the Fund in the amount of $70,448,276 for Class A and, $79,663,004 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Semi-Annual Report | September 30, 2023	27

Pomona Investment Fund	Additional Information

  September 30, 2023 (Unaudited)

PROXY VOTING

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F). The Fund’s Form N-PORT Part F are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	www.pomonainvestmentfund.com

Must be accompanied or preceded by a prospectus.

(b)	Not applicable.

ITEM	2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM	3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM	4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM	5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM	6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM	7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM	8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM  9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM	10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM	11. CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM	13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 7, 2023

By (Signature and Title)*	/s/ Frances Janis
Frances Janis, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 7, 2023

*	Print the name and title of each signing officer under his or her signature.